Employee Benefit Plans	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Employee Benefit Plans	Employee Benefit Plans
401(k) Plan
Our eligible employees participate in a 401(k) matching program. We, as sponsor of the plan, use an independent third party to provide administrative services to the plan. We have the right to terminate the plan at any time. Employees are fully vested in all contributions to the plan. Our expense related to the plan was as follows:

	Year Ended December 31,
	2021	2020	2019

	(in thousands)
Employee benefit plan expense	$1,440	$1,203	$1,117